Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Income Taxes [line Items]
Beginning balance	₽ (14,780)	₽ (9,598)	₽ (1,615)
Tax benefit (expense) during the period recognised in profit or loss	3,401	(5,104)	(7,946)
Disposals of subsidiaries			(29)
Foreign currency translation effect	(19)	(78)	(8)
Ending balance	(11,398)	(14,780)	(9,598)
Deferred tax assets property, plant and equipment [member]
Disclosure of Income Taxes [line Items]
Beginning balance	677	1,055	820
Tax benefit (expense) during the period recognised in profit or loss	81	(378)	265
Disposals of subsidiaries			(30)
Foreign currency translation effect	1
Ending balance	759	677	1,055
Deferred tax assets rehabilitation provision [member]
Disclosure of Income Taxes [line Items]
Beginning balance	694	510	223
Tax benefit (expense) during the period recognised in profit or loss	108	184	288
Foreign currency translation effect	0		(1)
Ending balance	802	694	510
Deferred tax assets inventory [member]
Disclosure of Income Taxes [line Items]
Beginning balance	193	73	125
Tax benefit (expense) during the period recognised in profit or loss	(9)	134	(48)
Foreign currency translation effect	(5)	(14)	(4)
Ending balance	179	193	73
Deferred tax assets accounts receivable [member]
Disclosure of Income Taxes [line Items]
Beginning balance	160	258	190
Tax benefit (expense) during the period recognised in profit or loss	26	(94)	79
Foreign currency translation effect	0	(4)	(11)
Ending balance	186	160	258
Deferred tax assets bad debt allowance [member]
Disclosure of Income Taxes [line Items]
Beginning balance	671	854	758
Tax benefit (expense) during the period recognised in profit or loss	(118)	(159)	50
Disposals of subsidiaries			(2)
Foreign currency translation effect	(4)	(24)	48
Ending balance	549	671	854
Deferred tax assets loans and borrowings [member]
Disclosure of Income Taxes [line Items]
Beginning balance	118	224	3,428
Tax benefit (expense) during the period recognised in profit or loss	195	(106)	(3,205)
Foreign currency translation effect	0		1
Ending balance	313	118	224
Deferred tax assets finance lease liabilities [member]
Disclosure of Income Taxes [line Items]
Beginning balance	1,121	1,508	1,639
Tax benefit (expense) during the period recognised in profit or loss	(138)	(389)	(133)
Foreign currency translation effect	0	2	2
Ending balance	983	1,121	1,508
Deferred tax assets accounts payable and other liabilities [member]
Disclosure of Income Taxes [line Items]
Beginning balance	700	763	1,041
Tax benefit (expense) during the period recognised in profit or loss	(31)	(70)	(279)
Foreign currency translation effect	(13)	7	1
Ending balance	656	700	763
Deferred tax assets net operating loss carry-forwards [member]
Disclosure of Income Taxes [line Items]
Beginning balance	4,715	10,611	16,861
Tax benefit (expense) during the period recognised in profit or loss	3,248	(5,807)	(6,258)
Disposals of subsidiaries			3
Foreign currency translation effect	9	(89)	5
Ending balance	7,972	4,715	10,611
Deferred tax assets other [member]
Disclosure of Income Taxes [line Items]
Beginning balance	59	324	328
Tax benefit (expense) during the period recognised in profit or loss	26	(264)	(4)
Foreign currency translation effect	1	(1)
Ending balance	86	59	324
Deferred tax liabilities property plant and equipment [member]
Disclosure of Income Taxes [line Items]
Beginning balance	(15,665)	(16,199)	(16,480)
Tax benefit (expense) during the period recognised in profit or loss	(193)	497	308
Foreign currency translation effect	(11)	37	(27)
Ending balance	(15,869)	(15,665)	(16,199)
Deferred tax liabilities mineral licenses [member]
Disclosure of Income Taxes [line Items]
Beginning balance	(7,216)	(7,701)	(8,020)
Tax benefit (expense) during the period recognised in profit or loss	564	485	319
Foreign currency translation effect	0
Ending balance	(6,652)	(7,216)	(7,701)
Deferred tax liabilities rehabilitation provision [member]
Disclosure of Income Taxes [line Items]
Beginning balance	(7)	(8)	(27)
Tax benefit (expense) during the period recognised in profit or loss	0	1	19
Foreign currency translation effect	0
Ending balance	(7)	(7)	(8)
Deferred tax liabilities inventory [member]
Disclosure of Income Taxes [line Items]
Beginning balance	(684)	(604)	(970)
Tax benefit (expense) during the period recognised in profit or loss	(117)	(83)	372
Foreign currency translation effect	0	3	(6)
Ending balance	(801)	(684)	(604)
Deferred tax liabilities accounts receivable [member]
Disclosure of Income Taxes [line Items]
Beginning balance	(6)	(47)	(109)
Tax benefit (expense) during the period recognised in profit or loss	(18)	41	62
Foreign currency translation effect	0
Ending balance	(24)	(6)	(47)
Deferred tax liabilities bad debt allowance [member]
Disclosure of Income Taxes [line Items]
Beginning balance	(118)	(177)	(177)
Tax benefit (expense) during the period recognised in profit or loss	(189)	59
Foreign currency translation effect	1
Ending balance	(306)	(118)	(177)
Deferred tax liabilities loans and borrowings [member]
Disclosure of Income Taxes [line Items]
Beginning balance	(103)	(454)	(604)
Tax benefit (expense) during the period recognised in profit or loss	(9)	350	151
Foreign currency translation effect	0	1	(1)
Ending balance	(112)	(103)	(454)
Deferred tax liabilities accounts payable and other liabilities [member]
Disclosure of Income Taxes [line Items]
Beginning balance	(38)	(113)	(78)
Tax benefit (expense) during the period recognised in profit or loss	0	74	(35)
Foreign currency translation effect	0	1
Ending balance	(38)	(38)	(113)
Other deferred tax liabilities [member]
Disclosure of Income Taxes [line Items]
Beginning balance	(51)	(475)	(563)
Tax benefit (expense) during the period recognised in profit or loss	(25)	421	103
Foreign currency translation effect	2	3	(15)
Ending balance	₽ (74)	₽ (51)	₽ (475)